Share Capital and Treasury Shares (Details) - USD ($) $ in Thousands				6 Months Ended		12 Months Ended
		Oct. 31, 2024	Dec. 31, 2023	Oct. 31, 2023		Oct. 31, 2024		Apr. 30, 2023
Share Capital and Treasury Shares [Line Items]
Ordinary shares fair value (in Dollars)				$ 5,602		$ 100,000		$ 229,186
Stock repurchased amount (in Dollars)		$ 447,522				$ 447,522		$ 318,882
Acquisition of World Media and Entertainment Universal Inc. [Member]
Share Capital and Treasury Shares [Line Items]
Consideration (in Dollars)			$ 100,000
Class A Ordinary Shares [Member]
Share Capital and Treasury Shares [Line Items]
Issuance of shares, share capital				380,065	[1]	21,485,714	[2]
Ordinary shares fair value (in Dollars)					[1]	$ 2	[2]
Repurchased shares	[3]
Stock repurchased amount (in Dollars)	[3]
Class A Ordinary Shares [Member] | Immediate holding company [Member]
Share Capital and Treasury Shares [Line Items]
Repurchased shares						18,285,714
Class A Ordinary Shares [Member] | Acquisition of World Media and Entertainment Universal Inc. [Member]
Share Capital and Treasury Shares [Line Items]
Issuance of shares, share capital				380,065		21,485,714
Ordinary shares fair value (in Dollars)				$ 5,602		$ 188,000
Treasury Shares [Member] | Acquisition of World Media and Entertainment Universal Inc. [Member]
Share Capital and Treasury Shares [Line Items]
Transfer of shares			100,961
Class B Ordinary Shares [Member]
Share Capital and Treasury Shares [Line Items]
Issuance of shares, share capital		91,346			[1]	192,307	[2]
Ordinary shares fair value (in Dollars)					[1]		[2]
Issuance of shares						18,838,906
Repurchased shares			553,192			18,838,906	[3]
Stock repurchased amount (in Dollars)	[3]					$ 2
Class B Ordinary Shares [Member] | Acquisition of World Media and Entertainment Universal Inc. [Member]
Share Capital and Treasury Shares [Line Items]
Transfer of shares			91,346
Issuance of shares						21,485,714
Class B Ordinary Shares [Member] | Maximum [Member]
Share Capital and Treasury Shares [Line Items]
Stock repurchased amount (in Dollars)						$ 447,522

[1]	During the six months ended October 31, 2023, the Company issued 380,065 Class A ordinary shares at a fair value of US$5,602 for the purpose of an acquisition of a company by the immediate holding company.
[2]	In December 2023, the Company transferred 100,961 treasury shares of the Company and issued 91,346 Class B ordinary shares to the immediate holding company at an aggregate consideration of US$100,000. In October 2024, the Company issued 21,485,714 Class A ordinary shares to WM&E at the consideration of US$188,000 for the purpose of the acquisition of the controlling stake of WM&E. As WM&E is a subsidiary of the Company, the shares of the Company owned by WM&E are then considered as treasury shares in consolidation. As of October 31, 2024, 18,838,906 Class B ordinary shares are owned by the Company and 21,485,714 Class B ordinary shares are owned by the subsidiary of the Company and both of them are classified as treasury shares in consolidation.
[3]	In December 2023 and October 2024, the Company repurchased 553,192 and 18,285,714 Class B ordinary shares from the immediate holding company, respectively, amounting to US$447,522 in aggregate.